Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0002131124
Registrant Name	Elevation Acquisition Group Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES